Accumulated other comprehensive income (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	1,224,333,062		1,186,174,442		1,185,370,182
Issuance of common shares	96,496,860		38,158,620		804,260
of which reserved for share-based compensation	38,812,660		21,664,747		804,260
Common Stock, Shares, Issued, Ending Balance	1,320,829,922		1,224,333,062		1,186,174,442
Treasury shares
Treasury Stock, Shares, Beginning Balance	4,010,074		12,228,377		16,159,287
Sale of treasury shares	394,686,376		367,978,216		526,878,697
Repurchase of treasury shares	423,704,092		366,790,491		569,477,317
Share-based compensation, net of tax	5,990,959		7,030,578		46,529,530
Treasury Stock, Shares, Ending Balance	27,036,831		4,010,074		12,228,377
Common shares outstanding	1,293,793,091	[1]	1,220,322,988	[2]	1,173,946,065
Par value (in CHF per share)	0.04		0.04
Authorized shares (in shares)	2,118,134,039	[3]	1,868,140,066	[3]
Unissued shares (in shares)	771,499,654		643,807,004
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	732,326,910		0
Bank
Common shares issued
Common Stock, Shares, Issued, Ending Balance	43,996,652		43,996,652
Treasury shares
Common shares outstanding	43,996,652	[4]	43,996,652	[4]
Par value (in CHF per share)	100.00		100.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 43'996'652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.